Contents of Significant Accounts - Short-Term Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 1,924,124	$ 69,363	$ 11,057,132
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	0.15%	0.15%	0.00%	0.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rates applied	3.60%	3.60%	4.05%	4.55%
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans	$ 1,924,124		$ 11,057,132